DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Consumer Price Index (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 $ / $	Sep. 30, 2025 $ / $	Dec. 31, 2024 $ / $	Dec. 31, 2023 $ / $	Dec. 31, 2022 $ / $
Variation in Prices
National Consumer Price Index	9,384.1		7,694	3,533.2	1,134.6
Banco Nacin US$/$ exchange rate	1,380	1,380	1,032	808.4	177.2
Commodity price risk
Variation in Prices
Accumulated (as a percent)	22.00%	31.80%	117.80%	211.40%	94.80%
Currency risk
Variation in Prices
Accumulated (as a percent)	33.70%	42.20%	27.70%	356.30%	72.50%